Stock Options	12 Months Ended
Dec. 31, 2012
Stock Options
Stock Options

15.                               Stock Options

(a)                                 Stock Option Plan

The board of directors approved a stock option plan (the “2003 Plan”) effective November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company’s common stock. The 2003 Plan expires on November 1, 2023. Up to 10% of the Company’s then outstanding common stocks were reserved for issuance under the plan. As of December 31, 2012, 42,800 shares of common stock under the options plan remained available. Each stock option entitles its holder to purchase one share of common stock of the Company.  Options may be granted for a term not exceeding 10 years from the date of grant.  The Plan is administered by the board of directors.

In December 2011, the Company granted 767,000 options to employees with an exercise price of $2.37 per share, being the quoted market price of the Company’s shares at the time of grant. These options vest in installments from December 26, 2012 to March 26, 2015 and expire on December 25, 2017.

On May 1, 2012, the Company granted 50,000 options to an officer with an exercise price of $2.05 per share, being the quoted market price of the Company’s shares at the time of grant. The option commenced on May 1, 2012 and expire on April 30, 2017. 10% of the options will vest on May 1, 2013 (the “Initial Vesting Date”) and the remaining options will vest at 10% in equal quarterly proportions over a period of 27 months from the Initial Vesting Date.

On August 22, 2012, the Company adopted a new stock option plan (the “2012 Plan”), which allowed the Company to issue up to 4,000,000 options for common shares of the Company to directors, officers, employees and consultants of the Company . No stock options were granted under the 2012 Plan during the year ended December 31, 2012. The 2012 Plan will expire on, and no award may be granted after August 22, 2022.  Any awards that are outstanding on August 22, 2022 will remain in force according to the terms of the 2012 Plan and the applicable award agreement.

(b)                                 Valuation Assumptions

The following assumptions were used in determining stock based compensation costs under the Black-Scholes option-pricing model:

	2012	2011	2010
Expected volatility	82.89%	86.91%	—
Risk-free interest rate	0.39%	0.36%	—
Expected life (years)	2.95	3.24	—
Dividend yield	Nil	Nil	—
Estimated forfeiture rate	10%	10%	—

The weighted average fair value of options granted in 2012 and 2011 was $1.08 and $1.35 per option, respectively.

The expected volatility related to 2012 grants and 2011 grants is based on the Company’s historical stock prices. Computation of expected life was estimated after considering the contractual terms of the stock-based award, vesting schedules and expectations of future employee behaviour. The risk-free interest rate for period within the contractual life of the award is based on the U.S. Treasury yield in effect at the time of grant.

(c)                                  Stock-based Payment Award Activity

A summary of the Company’s stock options activity is presented below:

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life	Price	Exercisable	Life	Price

$1.60	631,200	1.05	$1.60	631,200	1.05	$1.60
$2.37	767,000	3.99	$2.37	76,700	3.99	$2.37
$2.05	50,000	4.33	$2.05	—	—	—
	1,448,200	2.72	$2.02	707,900	1.37	$1.68

		Weighted Average	Aggregate Intrinsic
	Number	Exercise Price	Value
Outstanding as at December 31, 2010	1,497,400	$1.63
Granted	767,000	2.37
Expired	(30,000)	3.23
Exercised	(468,000)	1.60
Forfeited	(37,900)	1.60
Outstanding as at December 31, 2011	1,728,500	$1.90
Granted	50,000	2.05
Exercised	(317,600)	1.60
Forfeited	(12,700)	1.60
Outstanding as at December 31, 2012	1,448,200	$2.02	$1,617,138

Exercisable as at December 31, 2012	707,900	$1.60	$983,553

Stock-based compensation expense, included in selling, general and administrative expenses, is charged to operations over the vesting period of the options using the straight-line amortization method.  The amount is $347,226, $206,301 and $459,901 respectively in 2012, 2011 and 2010. As of December 31, 2012, there was $791,633 unrecognized compensation costs related to non—vested stock options and granted under the 2003 Plan and this cost will be recognized over a period of 27 months.

Aggregate intrinsic value of the Company’s stock options is calculated as the difference between the exercise price of the options and the quoted price of the common shares that were in-the-money. The aggregate intrinsic value of the Company’s stock options exercised under the 2003 Plan was $126,549, $995,444 and $604,222 for years ended December 31, 2012, 2011 and 2010 respectively, determined as of the date of option exercise.

The estimated fair value of stock options vested during the year ended December 31, 2012 and 2011 was $631,395 and $416,325 respectively.